Goodwill (Details) - Schedule of Goodwill - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Goodwill [Abstract]
Goodwill, gross (Note 14)	$ 5,184,036	$ 5,184,036
Less: impairment
Goodwill, net	$ 5,184,036	$ 5,184,036